Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED FEBRUARY 26, 2021 OF: Invesco Ultra Short Duration ETF (GSY)
Invesco Total Return Bond ETF (GTO)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-ACTIVE-1-PRO-SUP-1 042321
Invesco Ultra Short Duration ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED FEBRUARY 26, 2021 OF: Invesco Ultra Short Duration ETF (GSY)
Invesco Total Return Bond ETF (GTO)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-ACTIVE-1-PRO-SUP-1 042321
Invesco Total Return Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED FEBRUARY 26, 2021 OF: Invesco Ultra Short Duration ETF (GSY)
Invesco Total Return Bond ETF (GTO)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-ACTIVE-1-PRO-SUP-1 042321